Earnings Per Share (Tables)	12 Months Ended
Mar. 31, 2020
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share:

	Year ended March 31, 2020	Year ended March 31, 2019	Year ended March 31, 2018

Numerator:
Net (loss)income	$(3,713,393)	$64,282	$806,626
Denominator:
Weighted-average shares outstanding-Basic and diluted	625,415,250	623,600,000	566,567,213
Earnings per share
-Basic and diluted	$(0.0059)	$0.0001	$0.0014